Shareholder Report, Average Annual Return (Details) 193976_Innovator International Developed Power Buffer ETF - November_TF_TSR Annual {TF}	12 Months Ended	24 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - November
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - November NAV
Average Annual Return, Percent	14.77%	16.13%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	23.00%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	19.84%